Summary of Major Accounting Policies	12 Months Ended
Dec. 31, 2013
Summary of Major Accounting Policies [Abstract]
Summary of Major Accounting Policies
Note 1: Summary of Major Accounting Policies

   Company Operations — Cameron International Corporation (Cameron or the Company) provides flow equipment products, systems and services to worldwide oil, gas and process industries through three business segments, Drilling & Production Systems (DPS), Valves & Measurement (V&M) and Process & Compression Systems (PCS). Products include oil and gas pressure control, drilling and separation equipment, including valves, wellheads, manifolds, controls, chokes, blowout preventers and packaged systems for oil and gas drilling, production and transmission processes used in onshore, offshore and subsea applications, as well as for the downstream markets. Cameron also manufactures and services air and gas compressors and turbochargers.  Additional information regarding each segment may be found in Note 15 of the Notes to Consolidated Financial Statements.

Principles of Consolidation — The consolidated financial statements include the accounts of the Company and all majority-owned subsidiaries. Investments from 20% to 50% in affiliated companies are accounted for using the equity method.

Estimates in Financial Statements — The preparation of the financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Such estimates include, but are not limited to, estimates of total contract profit or loss on certain long-term production contracts, estimated losses on accounts receivable, estimated realizable value on excess and obsolete inventory, contingencies, including tax contingencies, estimated liabilities for litigation exposures and liquidated damages, estimated warranty costs, estimates related to pension accounting, estimates used to determine fair values in purchase accounting, estimates related to the fair value of reporting units for purposes of assessing goodwill for impairment, estimated proceeds from assets held for sale and estimates related to deferred tax assets and liabilities, including valuation allowances on deferred tax assets. Actual results could differ materially from these estimates.

Revenue Recognition — The Company generally recognizes revenue, net of sales taxes, once the following four criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery of the equipment has occurred or the customer has taken title and risk of loss or services have been rendered, (iii) the price of the equipment or service is fixed and determinable and (iv) collectibility is reasonably assured. For certain engineering, procurement and construction-type contracts, which typically include the Company’s subsea and drilling systems and processing equipment contracts, revenue is recognized in accordance with accounting rules relating to construction-type and production-type contracts. Under this guidance, the Company recognizes revenue on these contracts based upon completion of milestones using a units-of-completion method.  However, for certain specific types of drilling and subsea systems contracts which have different characteristics than our other contracts, we use the cost-to-cost method of accounting. Under the units-of-completion method, revenue and cost of sales are recognized once the manufacturing process is complete for each milestone included in the contract,  including customer inspection and acceptance, if required by the contract.  Under the cost-to-cost method, revenue and cost of sales are recognized in the ratio of actual costs incurred to date on the project in relation to total estimated project costs.  Both methods require the Company to make estimates regarding the total costs of the project, which impacts the amount of gross margin the Company recognizes in each reporting period.  The Company routinely, and at least quarterly, reviews its estimates relating to total estimated contract profit or loss and recognizes changes in those estimates as they are determined.  Revenue associated with change orders is not included in the calculation of estimated profit on a contract until approved by the customer.  Costs associated with unapproved change orders are deferred if (i) the customer acknowledges a change has occurred and (ii) it is probable that the costs will be recoverable from the customer.  If these two conditions are not met, the costs are included in the calculation of estimated profit on the project.  Anticipated losses on contracts are recorded in full in the period in which they become evident.

Approximately 29%, 23% and 26% of the Company's revenues for the years ended December 31, 2013, 2012 and 2011, respectively, were recognized under the accounting rules for construction-type and production-type contracts.

Shipping and Handling Costs — Shipping and handling costs are reflected in the caption entitled “Cost of sales (exclusive of depreciation and amortization shown separately below)” in the accompanying Consolidated Results of Operations statements.

Cash Equivalents and Short-Term Investments — Cash equivalents consist of highly liquid investments which are readily convertible to cash and have maturities of three months or less at the time of purchase.  Short-term investments consist primarily of commercial paper, U.S. Treasury securities, U.S. non-governmental agency asset-backed securities and corporate debt obligations that have maturities of more than three months but less than one year.  All of our short-term investments are classified as available-for-sale and recorded at fair value, with unrealized holding gains and losses recorded as a component of accumulated other comprehensive income (loss).

Allowance for Doubtful Accounts — The Company maintains allowances for doubtful accounts for estimated losses that may result from the inability of its customers to make required payments. Such allowances are based upon several factors including, but not limited to, historical experience, the length of time an invoice has been outstanding, responses from customers relating to demands for payment and the current and projected financial condition of specific customers.

Inventories — Aggregate inventories are carried at cost or, if lower, net realizable value. On the basis of current costs, 49% of inventories at December 31, 2013 and 53% at December 31, 2012 are carried on the last-in, first-out (LIFO) method. For these locations, the use of LIFO results in a better matching of costs and revenues. The remaining inventories, which are generally located outside the United States and Canada, are carried on the first-in, first-out (FIFO) method. The Company provides a reserve for estimated inventory obsolescence or excess quantities on hand equal to the difference between the cost of the inventory and its estimated realizable value.

Plant and Equipment — Property, plant and equipment, both owned and under capital lease, are carried at cost. Maintenance and repair costs are expensed as incurred. The cost of renewals, replacements and betterments is capitalized. The Company capitalizes software developed or obtained for internal use. Accordingly, the cost of third-party software, as well as the cost of third-party and internal personnel that are directly involved in application development activities, are capitalized during the application development phase of new software systems projects. Costs during the preliminary project stage and post-implementation stage of new software systems projects, including data conversion and training costs, are expensed as incurred. Depreciation and amortization is provided over the estimated useful lives of the related assets, or in the case of assets under capital leases, over the related lease term, if less, using the straight-line method. The estimated useful lives of the major classes of property, plant and equipment are as follows:

Estimated Useful Lives
Buildings and leasehold improvements	10-40 years
Machinery, equipment and tooling	3-18 years
Office furniture, software and other	3-10 years

Goodwill and Intangible Assets — Cameron allocates the purchase price of acquired businesses to their identifiable tangible assets and liabilities, such as accounts receivable, inventory, property, plant and equipment, accounts payable and accrued liabilities, based on their estimated fair values.  The Company will also typically allocate a portion of the purchase price to certain identifiable intangible assets, such as noncompete agreements, trademarks, trade names, patents, technology, customer relationships and backlog using various widely accepted valuation techniques such as discounted future cash flows and the relief-from-royalty and excess earnings methods.  Each of these methods involves level 3 unobservable market inputs.  Any remaining excess of cost over allocated fair values is recorded as goodwill.  On many larger acquisitions, Cameron will engage third-party valuation experts to assist in determining the fair values for both the identifiable tangible and intangible assets.  Certain estimates and judgments are required in the application of the fair value techniques, including estimates of future cash flows, selling prices, replacement costs, royalty rates for use of assets, economic lives and the selection of a discount rate.

The Company reviews the carrying value of goodwill in accordance with accounting rules on impairment of goodwill, which require that the Company estimate the fair value of each of its reporting units annually, or when impairment indicators exist, and compare such amounts to their respective carrying values to determine if an impairment of goodwill is required.  Generally, this review is conducted during the first quarter of each annual period.  The estimated fair value of each reporting unit for the 2013, 2012 and 2011 evaluations was determined using discounted future expected cash flows (level 3 unobservable inputs) consistent with the accounting guidance for fair-value measurements. Certain estimates and judgments are required in the application of the fair value models, including, but not limited to, estimates of future cash flows and the selection of a discount rate.  At December 31, 2013, the Company’s reporting units for goodwill impairment evaluation purposes were the Drilling, Surface and OneSubsea businesses of the DPS segment, the Engineered Valves, Distributed Valves, Process Valves, Measurement Systems divisions and the Aftermarket Services business of the V&M segment and the Process Systems & Reciprocating Compression, Custom Process Systems and Centrifugal Compression divisions of the PCS segment.  See Note 20 of the Notes to Consolidated Financial Statements for further information regarding the Reciprocating Compression and Centrifugal Compression businesses.

The Company’s intangible assets, excluding goodwill, represent purchased patents, trademarks, customer relationships and other identifiable intangible assets. The majority of intangible assets are amortized on a straight-line basis over the years expected to be benefited, generally ranging from 5 to 28 years. Such intangibles are tested for recoverability whenever events or changes in circumstances indicate that their carrying value may not be recoverable. As many areas of the Company’s business rely on patents and proprietary technology, it has followed a policy of seeking patent protection both inside and outside the United States for products and methods that appear to have commercial significance. The costs of developing any intangibles internally, as well as costs of defending such intangibles, are expensed as incurred. No material impairment of intangible assets was required during the years ended December 31, 2013, 2012 or 2011, except as reflected in Note 3 of the Notes to Consolidated Financial Statements.

Long-Lived Assets — In accordance with accounting rules for the impairment or disposal of long-lived assets, such assets, excluding goodwill and indefinite-lived intangibles, to be held and used by the Company are reviewed to determine whether any events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. For long-lived assets to be held and used, the Company bases its evaluation on impairment indicators such as the nature of the assets, the future economic benefit of the assets, any historical or future profitability measurements and other external market conditions or factors that may be present. If such impairment indicators are present or other factors exist that indicate the carrying amount of the asset may not be recoverable, the Company determines whether an impairment has occurred through the use of an undiscounted cash flow analysis of the asset at the lowest level for which identifiable cash flows exist. If an impairment has occurred, the Company recognizes a loss for the difference between the carrying amount and the fair value of the asset. Assets are classified as held for sale when the Company has a plan, approved by the appropriate levels of management,  for disposal of such assets and those assets are stated at the lower of carrying value as estimated fair value less estimated costs to sell.  No material impairment of long-lived assets was required during the years ended December 31, 2013, 2012 or 2011.

Product Warranty — Estimated warranty costs are accrued either at the time of sale based upon historical experience or, in some cases, when specific warranty problems are encountered. Adjustments to the recorded liability are made periodically to reflect actual experience.

Contingencies — The Company accrues for costs relating to litigation, including litigation defense costs, claims, assessments and other contingent matters, including liquidated damage liabilities, when such liabilities become probable and reasonably estimable. Such estimates may be based on advice from third parties, amounts specified by contract, amounts designated by legal statute or management’s judgment, as appropriate. Revisions to contingent liability reserves are reflected in income in the period in which different facts or information become known or circumstances change that affect the Company’s previous assumptions with respect to the likelihood or amount of loss. Amounts paid upon the ultimate resolution of contingent liabilities may be materially different from previous estimates and could require adjustments to the estimated reserves to be recognized in the period such new information becomes known.

Income Taxes — The asset and liability approach is used to account for income taxes by recognizing deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities. Income tax expense includes U.S. and foreign income taxes, including U.S. federal taxes on undistributed earnings of foreign subsidiaries to the extent such earnings are planned to be remitted. Taxes are not provided on the translation component of comprehensive income since the effect of translation is not considered to modify the amount of the earnings that are planned to be remitted.

The Company accounts for uncertainties in its income tax positions in accordance with income tax accounting rules.  Interest related to accruals for uncertain tax positions is reflected as a component of interest expense in the Consolidated Results of Operations statement. Penalties on a tax position taken by the Company are reflected as a component of income tax expense in the Consolidated Results of Operations statement. See Note 12 of the Notes to Consolidated Financial Statements for further discussion of the Company’s income taxes.

Environmental Remediation and Compliance — Environmental remediation and postremediation monitoring costs are accrued when such obligations become probable and reasonably estimable. Such future expenditures are not discounted to their present value.

Pension and Postretirement Benefits Accounting — The Company recognizes the funded status of its defined benefit pension and other postretirement benefit plans in its Consolidated Balance Sheets.  The measurement date for all of the Company’s plans was December 31, 2013.  See Note 8 of the Notes to Consolidated Financial Statements for further information.

Stock-Based Compensation — At December 31, 2013, the Company had grants outstanding under various stock-based employee compensation plans, which are described in further detail in Note 9 of the Notes to Consolidated Financial Statements. Compensation expense for the Company’s stock-based compensation plans is measured using the fair value method required by accounting rules on stock compensation. Under this guidance, the fair value of stock option grants and restricted stock unit awards is amortized to expense using the straight-line method over the shorter of the vesting period or the remaining employee service period.

Derivative Financial Instruments — Consistent with accounting guidance for derivative instruments and hedging activities, the Company recognizes all derivative financial instruments as assets and liabilities on a gross basis and measures them at fair value.  Hedge accounting is only applied when the derivative is deemed highly effective at offsetting changes in anticipated cash flows of the hedged item or transaction. Changes in fair value of derivatives that are designated as cash flow hedges are deferred in accumulated other elements of comprehensive income (loss) until the underlying transactions are recognized in earnings, at which time any deferred hedging gains or losses are reclassified to earnings in the same income statement caption as impacted by the hedged item. Any ineffective portion of the change in the fair value of a derivative used as a cash flow hedge is recorded in earnings as incurred. The amounts recorded in earnings from ineffectiveness for the years ended December 31, 2013, 2012 and 2011 have not been material. The Company may at times also use forward or option contracts to hedge certain other foreign currency exposures. These contracts are not designated as hedges under the accounting guidance described above.  Therefore, the changes in fair value of these contracts are recognized in earnings as they occur and offset gains or losses on the related exposures.

The Company may also periodically use interest rate swaps to modify the interest characteristics of some or all of its fixed or floating rate debt.  As these interest rate swaps are generally not designated as hedges, changes in the fair value of these derivatives are recognized as an adjustment to interest expense as they occur.

Foreign Currency — For most subsidiaries and branches outside the U.S., the local currency is the functional currency.  The financial statements of these subsidiaries and branches are translated into U.S. dollars as follows: (i) assets and liabilities at year-end exchange rates; (ii) income, expenses and cash flows at monthly average exchange rates or exchange rates in effect on the date of the transaction; and (iii) stockholders’ equity at historical exchange rates. For those subsidiaries where the local currency is the functional currency, the resulting translation adjustment is recorded as a component of accumulated other elements of comprehensive income (loss) in the accompanying Consolidated Balance Sheets.

For certain other subsidiaries and branches, operations are conducted primarily in currencies other than the local currencies, which are therefore the functional currency. Non-functional currency monetary assets and liabilities are remeasured at ending exchange rates. Revenue, expense and gain and loss accounts of these foreign subsidiaries and branches are remeasured at average exchange rates or exchange rates in effect on the date of the transaction. Non-functional currency non-monetary assets and liabilities, and the related revenue, expense, gain and loss accounts are remeasured at historical rates.

Foreign currency gains and losses arising from monetary transactions denominated in a currency other than the functional currency of the entity involved are included in income. The effects of foreign currency transactions were a gain of $0.2 million for the year ended December 31, 2013, a loss of $12.4 million for the year ended December 31, 2012 and a loss of $10.9 million for the year ended December 31, 2011.

Reclassifications and Revisions — Certain prior year amounts have been reclassified to conform to the current year presentation.